Schedule of Investments (unaudited)
October 31, 2025
iShares® Genomics Immunology and Healthcare ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 2.4%
AbCellera Biologics Inc.(a)(b)	557,801	$3,095,796
China — 4.2%
BeOne Medicines Ltd., Class H(a)	221,700	5,330,178
Denmark — 4.5%
Genmab A/S(a)	19,980	5,698,851
France — 4.8%
Sanofi SA	43,793	4,430,222
Valneva SE(a)(b)	354,772	1,655,364
		6,085,586
Germany — 3.3%
BioNTech SE, ADR(a)	40,643	4,223,214
Japan — 3.5%
Ono Pharmaceutical Co. Ltd.	34,000	414,916
Takeda Pharmaceutical Co. Ltd.	148,500	4,007,643
		4,422,559
South Korea — 1.8%
SK Bioscience Co. Ltd.(a)	64,356	2,285,217
Switzerland — 3.5%
Roche Holding AG, NVS	13,537	4,384,907
United Kingdom — 8.4%
AstraZeneca PLC	30,234	4,987,054
GSK PLC	215,446	5,044,332
Mereo Biopharma Group PLC, ADR(a)(b)	358,296	680,762
		10,712,148
United States — 63.3%
Arcellx Inc.(a)(b)	64,747	5,843,417
Arcturus Therapeutics Holdings Inc.(a)(b)	61,849	616,635
Arcus Biosciences Inc.(a)	159,122	3,137,886
Beam Therapeutics Inc.(a)(b)	8,726	218,237
BioCryst Pharmaceuticals Inc.(a)	399,387	2,923,513
Celcuity Inc.(a)(b)	76,832	5,928,357
CRISPR Therapeutics AG(a)(b)	8,023	513,392
Exelixis Inc.(a)(b)	102,470	3,962,515
Geron Corp.(a)	1,502,885	1,893,635
Ginkgo Bioworks Holdings Inc.(a)	93,180	1,210,408
ImmunityBio Inc.(a)(b)	228,691	548,858
Immunome Inc.(a)(b)	191,296	3,074,127
Incyte Corp.(a)(b)	64,116	5,993,564
Intellia Therapeutics Inc.(a)	9,344	117,921
Security	Shares	Value
United States (continued)
Iovance Biotherapeutics Inc.(a)(b)	676,418	$1,332,543
Janux Therapeutics Inc.(a)	123,491	3,545,427
Kura Oncology Inc.(a)	204,939	2,104,724
Ligand Pharmaceuticals Inc.(a)(b)	1,823	348,758
Merck & Co. Inc.	55,835	4,800,693
Moderna Inc.(a)	160,570	4,361,081
Novavax Inc.(a)(b)	367,631	3,088,100
OmniAb Inc., 12.50 Earnout Shares(a)(c)	19,498	—
OmniAb Inc., 15.00 Earnout Shares(c)	19,498	—
ORIC Pharmaceuticals Inc.(a)	99,412	1,308,262
Pacific Biosciences of California Inc.(a)	657,930	1,539,556
Regeneron Pharmaceuticals Inc.	8,941	5,827,744
Revolution Medicines Inc.(a)	107,306	6,313,885
Rigel Pharmaceuticals Inc.(a)	43,277	1,366,688
Twist Bioscience Corp.(a)(b)	139,666	4,593,615
Vir Biotechnology Inc.(a)(b)	221,896	1,322,500
Xencor Inc.(a)(b)	166,400	2,447,744
		80,283,785
Total Long-Term Investments — 99.7% (Cost: $122,831,866)		126,522,241
Short-Term Securities
Money Market Funds — 19.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	24,118,013	24,130,072
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	150,000	150,000
Total Short-Term Securities — 19.1% (Cost: $24,279,914)		24,280,072
Total Investments — 118.8% (Cost: $147,111,780)		150,802,313
Liabilities in Excess of Other Assets — (18.8)%		(23,887,055)
Net Assets — 100.0%		$126,915,258

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Genomics Immunology and Healthcare ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,020,058	$7,108,212 (a)	$—	$1,644	$158	$24,130,072	24,118,013	$47,055 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	110,000 (a)	—	—	—	150,000	150,000	728	—
				$1,644	$158	$24,280,072		$47,783	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index	2	12/19/25	$293	$8,833
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$88,283,557	$38,238,684	$—	$126,522,241
Short-Term Securities
Money Market Funds	24,280,072	—	—	24,280,072
	$112,563,629	$38,238,684	$—	$150,802,313

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Genomics Immunology and Healthcare ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$8,833	$—	$—	$8,833

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares